Trust Account and Fair Value Measurements - Schedule of Assets That Are Measured On Recurring Basis ( (Parenthetical)) (Detail)	Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust Account	$ 37,629
US Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust Account	$ 12,088